Segment Reporting (Details 1) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Revenue
Revenue from reporting segments	₪ 9,503		₪ 9,977	₪ 10,306
Revenue from other segments	241		237	218
Elimination of revenue from inter-segment sales except for revenue from sales to an associate reporting as a segment	(423)		(425)	(440)
Consolidated revenue	9,321	[1]	9,789	10,084
Profit or loss
Operating income for reporting segments	1,282		2,380	2,548
Financing expenses, net	(531)		(517)	(931)
Share in the losses (profit) of equity-accounted investees	(3)	[1]	(5)	(5)
Profit (loss) from operations classified in other categories	(36)		(20)	(34)
Depreciation and amortization of intangible assets resulting from the Bezeq PPA adjustments	(975)		(733)	(635)
Loss from impairment of assets (see Note 9)	(1,638)
Other adjustments	(17)		(17)	(13)
Segment profit (loss) before income tax	(1,918)	[1]	1,088	₪ 930
Assets
Assets from reporting segments	15,970		15,069
Assets attributable to operations in other categories	159		178
Goodwill not attributable to segment assets	2,274		2,921
Loss from impairment of assets	(1,638)
PPA not attributable to reporting segment	1,166		1,636
Assets resulting from the Bezeq PPA, net	1,477		1,678
Assets attributable to a non-reportable segment	(33)		(843)
Consolidated assets	19,375	[1]	20,639
Liabilities
Liabilities from reporting segments	16,963		16,001
Liabilities attributable to operations in other categories	84		64
Inter-segment liabilities	(1,158)		(1,360)
Liabilities resulting from the Bezeq PPA, net	247		386
Liabilities attributable to a non-reportable segment	2,475		2,462
Consolidated liabilities	₪ 18,611	[1]	₪ 17,553

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.